Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis	The following tables present information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in equity method investments	13,696	13,696	—	—
Synlogic, Inc. warrant, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total	$407,303	$386,233	$5,504	$15,566

	As of December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$480,178	$480,178	$—	$—
Synlogic, Inc. common stock, included in equity method investments	16,359	16,359	—	—
Synlogic, Inc. warrant, included in investments	6,574	—	6,574	—
Loan receivable, included in prepaid expenses and other current assets	1,106	—	—	1,106
Loan receivable, net of current portion	3,724	—	—	3,724

Total	$507,941	$496,537	$6,574	$4,830

Schedule of Change in the Fair Value of the Warrant Liability
The following table provides a reconciliation of all assets measured at fair value using Level 3 significant unobservable inputs (in thousands):

Loans Receivable
Balance as of December 31, 2018	$750
Issuance of loan receivable	4,994
Change in fair value	(914)

Balance as of December 31, 2019	$4,830

Purchase of loan receivable	10,000
Issuance of loans receivable	475
Proceeds from loans receivable	(800)
Change in fair value	1,061

Balance as of December 31, 2020	$15,566